                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 1, 2010

                         PROSPECTUS DATED APRIL 30, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                    STATE STREET INSTITUTIONAL TREASURY FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                               INSTITUTIONAL CLASS

Effective March 1, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar paragraph on page 20:

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon redemption.

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the Institutional Liquid Reserves Fund's Fee Table and expense example on page 5:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses(2)                         0.05%
                                          ----
Total Annual Fund Operating Expenses(3)   0.15%
                                          ----

(1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

(2) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(3) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

                                   **********

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $15      $47       $83       $189

The following replaces the U.S. Government Fund's Fee Table and expense example on page 9:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses                            0.03%
                                         ------
Total Annual Fund Operating Expenses      0.13%
                                         -----
Less Reimbursement(2)                    (0.01%)
                                         -----
Total Annual Net Operating Expenses(2)    0.12%
                                         -----

(1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

(2) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

                                   **********

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $12      $38       $67       $152

The following replaces the Treasury Plus Fund's Fee Table and expense example on page 12:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses                             .06%
                                         -----
Total Annual Fund Operating Expenses      0.16%
                                         -----
Less Reimbursement(2)                    (0.04%)
                                         -----
Total Annual Net Operating Expenses(2)    0.12%
                                         -----

(1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

(2) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

                                   **********

1 YEAR          3 YEARS       5 YEARS       10 YEARS
------          -------       -------       --------
  $12             $38           $67           $152

The following replaces the similar paragraphs on page 19:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 19:

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

The following replaces the second paragraph under "Purchasing Shares" on page
19:

Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The following replaces the "How to Purchase Shares" section on page 20:

                             HOW TO PURCHASE SHARES

BY MAIL:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

BY OVERNIGHT:

State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

- confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

-    request your new account number (initial purchases only),

-    confirm the amount being wired and wiring bank,

- confirm the name and number of the contact person in connection with the order at the wiring bank, and

- receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 9905-801-8
     State Street Institutional Investment Trust ________ Fund
        _______ Class

     Account Number
     Account Registration

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

The following replaces the "How to Redeem Shares" section on page 21:

HOW TO REDEEM SHARES

BY MAIL Send a signed letter to:

State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY OVERNIGHT

State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE

Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

-    name(s) of account owners;

-    account number(s);

-    the name of the Fund;

-    your daytime telephone number; and

-    the dollar amount or number of shares being redeemed.

The following replace the existing "About Telephone and Internet Transactions" paragraphs on page 21:

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

The following replaces the third paragraph on the Back Cover:

The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 1, 2010

                         PROSPECTUS DATED APRIL 30, 2009
                         AS SUPPLEMENTED ON JULY 2, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                               INSTITUTIONAL CLASS

Effective March 1, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar paragraph on page 16:

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon redemption.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 1, 2010

                         PROSPECTUS DATED APRIL 30, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                    STATE STREET INSTITUTIONAL TREASURY FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                                INVESTMENT CLASS

Effective March 1, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar paragraph on page 21:

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

Effective August 1, 2009, the following information supplements the prospectus referenced above:

The following replaces the Institutional Liquid Reserve Fund's Fee Table and expense example on page 5:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Distribution (12b-1) Fees(2)              0.10%
Other Expenses(3)(4)                      0.30%
                                          ----
Total Annual Fund Operating Expenses(5)   0.50%
                                          ----

(1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(4) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(5) The Adviser has contractually agreed to cap the ILR Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

                                   **********

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $50      $158      $277      $631

The following replaces the U.S. Government Fund's Fee Table and expense example on pages 9 and 10:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                       0.10%
Distribution (12b-1) Fees(2)             0.10%
Other Expenses(3)                        0.28%
                                         ----
Total Annual Fund Operating Expenses     0.48%
                                         ----
Less Reimbursement(4)                    (0.01%)
                                         ----
Total Annual Net Operating Expenses(4)   0.47%
                                         ----

(1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

(4) The Adviser has contractually agreed to cap the U.S. Government Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

                                   **********

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $47      $149      $261      $593

The following replaces the Treasury Plus Fund's Fee Table and expense example on page 13:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Distribution (12b-1) Fees(2)              0.10%
Other Expenses(3)                          .31%
                                         -----
Total Annual Fund Operating Expenses      0.51%
                                         -----
Less Reimbursement(4)                    (0.04%)
                                         -----
Total Annual Net Operating Expenses(4)    0.47%
                                         -----

(1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

(4) The Adviser has contractually agreed to cap the Treasury Plus Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

                                   **********

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $47      $149      $261      $593

The following replaces the similar paragraphs on page 20:

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

The following is added before the "Purchasing Shares" paragraph on page 20:

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

The following replaces the second paragraph under "Purchasing Shares" on page
20:

Purchase orders in good form and payment received the same day by Fed Wire will receive that day's NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The following replaces the "How to Purchase Shares" section on pages 20 and 21:

                             HOW TO PURCHASE SHARES

BY MAIL:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

BY OVERNIGHT:

State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

- confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

-    request your new account number (initial purchases only),

-    confirm the amount being wired and wiring bank,

- confirm the name and number of the contact person in connection with the order at the wiring bank, and

- receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 9905-801-8
     State Street Institutional Investment Trust ________Fund
         _______ Class
     Account Number
     Account Registration

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

The following replaces the "How to Redeem Shares" section on pages 21 and 22:

HOW TO REDEEM SHARES

BY MAIL Send a signed letter to:

State Street Institutional Investment Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY OVERNIGHT

State Street Institutional Investment Trust Funds
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE

Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

-    name(s) of account owners;

-    account number(s);

-    the name of the Fund;

-    your daytime telephone number; and

-    the dollar amount or number of shares being redeemed.

The following replace the existing "About Telephone and Internet Transactions" paragraphs on page 22:

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

The following replaces the third paragraph on the Back Cover:

The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (800) 997-7327 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds' website address is https://www.sttfunds.com.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 1, 2010

                         PROSPECTUS DATED APRIL 30, 2009
                         AS SUPPLEMENTED ON JULY 2, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                                INVESTMENT CLASS

Effective March 1, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar paragraph on page 17:

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 1, 2010

                         PROSPECTUS DATED APRIL 30, 2009
                         AS SUPPLEMENTED ON JULY 2, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                  STATE STREET INSTITUTIONAL TREASURY PLUS FUND
                                INVESTMENT CLASS

Effective March 1, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar paragraph on page 17:

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to Neuberger Berman. Redemption orders are processed at the NAV next determined after Neuberger Berman receives a redemption order in good form. If Neuberger Berman receives a redemption order prior to its Valuation Time on a business day, Neuberger Berman may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 1, 2010

                         PROSPECTUS DATED APRIL 30, 2009
                       AS SUPPLEMENTED ON OCTOBER 23, 2009

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
                              INSTITUTIONAL CLASS

Effective March 1, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar paragraph on page 23:

Receiving Your Money - For the U.S. Government Fund, your redemption proceeds normally will be sent out on the same business day if the Bank has received your redemption request by 2:00 p.m. Eastern Time. However, the U.S. Government Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. For the ILR Fund, shares are redeemed and payment for redeemed shares sent, no later than the next business day. Proceeds will be wired to your properly designated account at a financial institution.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE